Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0000045947
Document Type	S-1/A
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE COMPANY